Income Taxes - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Effective tax rate	0.00%	0.00%	0.00%
Increase in valuation allowance	$ 97.4	$ 38.1	$ 7.1